Income taxes (Components of Deferred Income Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Net operating loss carry-forward	$ 745	$ 465
Less: Valuation allowance	(745)	(465)
Deferred income tax assets, net
Deferred tax liabilities:
Unrealized exchange gain		$ 319